UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5160

DREYFUS NEW YORK TAX EXEMPT MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	5/31

Date of reporting period:	2/28/06

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus New York Tax Exempt Money Market Fund
Statement of Investments
February 28, 2006 (Unaudited)
	Principal
Tax Exempt Investments--99.3%	Amount ($)	Value ($)

Albany Industrial Development Agency,
Civic Facility Revenue:
(Albany College of Pharmacy)
3.22% (LOC; TD Banknorth, N.A.)	4,000,000 a	4,000,000
(Renaissance Corp. of Albany Project)
3.24% (LOC; M&T Bank)	3,000,000 a	3,000,000
Allegany County Industrial Development Agency,
Civic Facility Revenue (Houghton College Project)
3.28% (LOC; Key Bank)	4,800,000 a	4,800,000
Babylon Industrial Development Agency, IDR
(Lambro Industries Inc. Project)
3.22% (LOC; Bank of America)	680,000 a	680,000
Broome County Industrial Development Agency,
Civic Facility Revenue
(James G Johnston Memorial Project)
3.20% (LOC; The Bank of New York)	1,205,000 a	1,205,000
Chautauqua County Industrial Development Agency,
Civic Facility Revenue
(United Cerebral Palsy Project)
3.28% (LOC; Key Bank)	1,095,000 a	1,095,000
Colonie Industrial Development Agency, IDR
(13 Green Mount Drive Project)
3.30% (LOC; HSBC Bank USA)	130,000 a	130,000
Dutchess County Industrial Development Agency,
Civic Facility Revenue (Marist College Civic Facility)
3.18% (LOC; The Bank of New York)	6,585,000 a	6,585,000
Erie County Industrial Development Agency:
Civic Facility Revenue:
(Community Services Disabled Project)
3.28% (LOC; Key Bank)	3,040,000 a	3,040,000
(DePaul Community Facilities Inc. Project)
3.28% (LOC; Key Bank)	1,415,000 a	1,415,000
(People Inc. Project)
3.28% (LOC; Key Bank)	2,585,000 a	2,585,000
(United Cerebral Palsy Association Project)
3.28% (LOC; Key Bank)	795,000 a	795,000
IDR
(Luminescent System Inc. Project)
3.30% (LOC; HSBC Bank USA)	4,345,000 a	4,345,000
Erie County Tobacco Asset Securitization Corporation,
Tobacco Settlement Funded Revenue
3.26% (Liquidity Facility; Merrill Lynch
and LOC; Merrill Lynch)	5,085,000 a,b	5,085,000
Fayetteville-Manlius Central School District,
GO Notes, BAN 4.18%, 11/3/2006	725,620	729,360
Herkimer County Industrial Development Agency,
Civic Facility Revenue
(Templeton Foundation Project) 3.28% (LOC; Key Bank)	2,035,000 a	2,035,000
Lancaster Industrial Development Agency, IDR
(Lancaster Steel Service Project)
3.24% (LOC; M&T Bank)	940,000 a	940,000
Lindenhurst Union Free School Disrict, GO Notes,
TAN 3.50%, 6/22/2006	5,000,000	5,002,055
Long Island Power Authority,
Electric System Revenue
2.93% (LOC; Bayerische Landesbank)	4,200,000 a	4,200,000
Monroe County Industrial Development Agency:
Civic Facility Revenue
(YMCA of Greater Rochester Project)
3.23% (LOC; M&T Bank)	2,500,000 a	2,500,000
IDR:
(2883 Associates LP) 3.25%
(LOC; HSBC Bank USA)	1,370,000 a	1,370,000
(Axelrod Realty Partnership) 3.71%, 6/1/2006
(LOC; JPMorgan Chase Bank)	520,000	520,000
(Mercury Print Productions Inc. Facility) 3.36%
(LOC; M&T Bank)	345,000 a	345,000
(National Development Council) 3.44%, 6/15/2006
(LOC; HSBC Bank USA)	650,000	650,000
Municipal Assistance Corporation for the City of New York
Sales Tax Revenue 6.13%, 7/1/2006	250,000 c	253,170
Nassau County Industrial Development Agency,
Civic Facility Revenue
(North Shore Hebrew Academy Project)
3.15% (LOC; Comercia Bank)	5,080,000 a	5,080,000
Nassau County Tobacco Settlement Corporation, Revenue
3.26% (Liquidity Facility; Merrill Lynch)	5,000,000 a,b	5,000,000
New York City:
2.93% (LOC; KBC Bank)	1,200,000 a	1,200,000
3.24% (Liquidity Facility; Dexia Credit Local)	2,470,000 a,b	2,470,000
3.24% (LOC; Merrill Lynch)	5,000,000 a,b	5,000,000
GO Notes:
3.98%, 8/1/2006	100,000	100,409
3.98%, 8/1/2006	200,000	201,360
4.37%, 8/1/2006 (Insured; FGIC)	125,000	125,665
4.58%, 8/1/2006	100,000	100,491
4.97%, 8/1/2006	1,000,000	1,007,989
4.97%, 8/1/2006	200,000	201,311
5.07%, 8/1/2006 (Insured; MBIA)	100,000	100,738
(Putters Program)
3.22% (Insured; XLCA and Liquidity Facility;
JPMorgan Chase Bank)	1,000,000 a,b	1,000,000
New York City Industrial Development Agency:
Civic Facility Revenue:
(2000 Jewish Community Center)
3.24% (LOC; M&T Bank)	4,900,000 a	4,900,000
(Abraham Joshua Heschel Project)
3.22% (LOC; Allied Irish Banks)	2,000,000 a	2,000,000
(Convent Sacred Heart School)
3.22% (LOC; Allied Irish Banks)	3,650,000 a	3,650,000
(Ethical Culture School Project)
3.20% (Insured; XLCA and Liquidity Facility;
Dexia Credit Locale)	4,165,000 a	4,165,000
(Mercy College Project)
3.20% (LOC; Key Bank)	2,300,000 a	2,300,000
(Village Community School Project)
3.20% (LOC; M&T Bank)	1,160,000 a	1,160,000
IDR:
(Novelty Crystal Corp.)
3.25% (LOC; Commerce Bank)	3,725,000 a	3,725,000
(Swak Realty LLC Project)
3.33% (LOC; The Bank of New York)	1,010,000 a	1,010,000
New York City Municipal Water Finance Authority,
Water and Sewer Systems Revenue:
3.18% (LOC; Dexia Credit Local)	7,900,000 a	7,900,000
CP 3.12%, 4/13/2006 (Liquidity Facility:
Dexia Credit Local and JPMorgan Chase Bank)	5,000,000	5,000,000
New York City Transitional Finance Authority,
Revenue (New York City Recovery)
2.94% (Liquidity Facility; JPMorgan Chase Bank)	6,000,000 a	6,000,000
New York Counties Tobacco Trust II, Tobacco Settlement Revenue
3.26% (Liquidity Facility; Merrill Lynch)	4,760,000 a,b	4,760,000
New York Counties Tobacco Trust III, Tobacco Settlement Revenue
3.26% (Liquidity Facility; Merrill Lynch)	6,580,000 a,b	6,580,000
New York Local Government Assistance Corporation,
Sales Tax Revenue, Refunding
5.86%, 4/1/2006 (Insured; AMBAC)	200,000	200,452
New York State, GO Notes
2.98%, 3/15/2006	2,845,000	2,845,535
New York State Dormitory Authority:
College and University Revenue
(Mount Saint Mary College) 3.24% (Insured; Radian and
Liquidity Facility; Citizens Bank of Massachusetts)	7,300,000 a	7,300,000
Health Care Facilities Revenue
(Mount Sinai Health) 3.24% (Liquidity
Facility; Merrill Lynch)	2,100,000 a,b	2,100,000
Income Tax Revenue
(State Personal Income Tax):
3.20% (Insured; AMBAC and Liquidity Facility;
Morgan Stanley)	5,000,000 a,b	5,000,000
4.06%, 3/15/2006	100,000	100,026
New York State Housing Finance Agency, Revenue:
(Nursing Home and Health Care Project)
4.60%, 11/1/2006 (Insured; MBIA)	150,000	150,928
(Sea Park West Housing) 3.18% (Insured; FHLMC
and Liquidity Facility; FHLMC)	3,450,000 a	3,450,000
New York State Thruway Authority,
Fuel Sales Tax Revenue (Highway and Bridge Trust Fund)
5.35%, 4/1/2006 (Insured; FGIC)	250,000	250,456
New York State Urban Development Corporation,
Income Tax Revenue (Personal Income Tax) 4.48%, 3/15/2006	200,000	200,151
Newburgh Industrial Development Agency,
MFHR 3.31% (Liquidity Facility; Merrill Lynch)	3,160,000 a,b	3,160,000
Northport-East Northport Union Free School District, GO Notes,
TAN 3.95%, 6/30/2006	2,850,000	2,860,887
Oswego County Industrial Development Agency,
Civic Facility Revenue
(Springside at Seneca Hill)
3.28% (LOC; M&T Bank)	2,835,000 a	2,835,000
Otsego County Industrial Development Agency,
Civic Facility Revenue:
(Saint James Retirement Community Project)
3.23% (LOC; M&T Bank)	2,410,000 a	2,410,000
(Templeton Foundation Project)
3.28% (LOC; Key Bank)	3,800,000 a	3,800,000

Port Authority of New York and New Jersey,
Transportation Revenue, CP:
3.15%, 3/7/2006 (Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale)	3,000,000	3,000,000
3.20%, 7/12/2006 (Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale)	5,000,000	5,000,000
3.23%, 7/13/2006 (Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale)	5,000,000	5,000,000
3.24%, 7/13/2006 (Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale)	3,000,000	3,000,000
Port Chester Industrial Development Agency, IDR
(40 Pearl Street LLC)
3.23% (LOC; The Bank of New York)	3,890,000 a	3,890,000
Putnam County Industrial Development Agency,
Civic Facility Revenue (United Cerebral Palsy)
3.25% (LOC; Commerce Bank)	2,300,000 a	2,300,000
Rensselaer County Industrial Development Agency:
Civic Facility Revenue
(The Sage Colleges Project)
3.24% (LOC; M&T Bank)	2,580,000 a	2,580,000
Senior Housing Revenue
(Brunswick Senior Housing Project)
3.05% (LOC; FHLB)	4,540,000 a	4,540,000
Riverhead Industrial Development Agency,
MFHR 3.28% (Liquidity Facility; Goldman Sachs and LOC;
IXIS Corporate and Investment Bank)	2,600,000 a,b	2,600,000
Rockland County Industrial Development Agency,
IDR:
(Intercos America Inc. Project)
3.30% (LOC; HSBC Bank USA)	3,990,000 a	3,990,000
(Jawonio Inc. Project)
3.18% (LOC; The Bank of New York)	4,535,000 a	4,535,000
Sachem Central School District of Holbrook, GO Notes, TAN
3.69%, 6/22/2006	8,000,000	8,023,868
Seneca County Industrial Development Agency,
Civic Facility Revenue
(Kidspeace National Centers of New York Project)
3.28% (LOC; Key Bank)	1,830,000 a	1,830,000
Suffolk County Industrial Development Agency:
Civic Facility Revenue:
(Guide Dog Foundation Inc.)
3.18% (LOC; The Bank of New York)	3,410,000 a	3,410,000
(Hampton Day School Civic Facility)
3.19% (LOC; JPMorgan Chase Bank)	2,840,000 a	2,840,000
IDR (Belmont Villas LLC Facility)
3.25% (Insured; FNMA and Liquidity Facility; FNMA)	6,000,000 a	6,000,000
Research Facility Revenue
(Cold Spring Harbor Laboratory Project)
3.03% (LOC JPMorgan Chase Bank)	1,000,000 a	1,000,000
Syracuse Industrial Development Agency,
Civic Facility Revenue
(Community Development Properties-Larned Project)
3.24% (LOC; M&T Bank)	2,500,000 a	2,500,000
Tobacco Settlement Financing Corporation of New York, Revenue
(Tobacco Settlement Asset Backed)
3.96%, 6/1/2006	1,725,000	1,729,367
Ulster County Industrial Development Agency, IDR
(Deluxe Packaging Corp. Project) 3.35%
(LOC; National Bank of Canada)	2,500,000 a	2,500,000
Westchester County Industrial Development Agency,
Civic Facility Revenue:
(Banksville Independent Fire Co. Inc. Civic Facility)
3.18% (LOC; The Bank of New York)	1,000,000 a	1,000,000
(Jacob Burns Film Center Project)
3.19% (LOC; The Bank of New York)	4,165,000 a	4,165,000
(Northern Westchester Hospital)
3.21% (LOC; Commerce Bank)	4,500,000 a	4,500,000
Refunding (Rye Country Day School Project)
3.20% (LOC; Allied Irish Banks)	4,800,000 a	4,800,000
(Westchester Arts Council, Inc. Project)
3.19% (LOC; Wachovia Bank)	3,200,000 a	3,200,000
Westchester Tobacco Asset Securitization Corporation,
Tobacco Settlement Asset-Backed Revenue:
3.26% (Liquidity Facility; Merrill Lynch)	5,050,000 a,b	5,050,000
3.26% (Liquidity Facility; Merrill Lynch)	4,300,000 a,b	4,300,000

Total Investments (cost $265,989,218)	99.3%	265,989,218

Cash and Receivables (Net)	.7%	1,996,139

Net Assets	100.0%	267,985,357

Summary of Abbreviations

ACA	American Capital Access
AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation
CP	Commercial Paper
EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association
GO	General Obligation
HR	Hospital Revenue
IDB	Industrial Development Board
IDC	Industrial Development Corporation
IDR	Industrial Development Revenue
LOC	Letter of Credit
LOR	Limited Obligation Revenue
LR	Lease Revenue
MBIA	Municipal Bond Investors Assurance Insurance Corporation
MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue
RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Notes to Statements of Investments:

a Securities payable on demand. Variable interest rate--subject to periodic change.
b Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, these securities amounted to $52,105,000 or 19.4% of net assets.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK TAX EXEMPT MONEY MARKET FUND

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	April 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:		/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:		April 21, 2006

By:		/s/ James Windels

James Windels
Chief Financial Officer
Date:		April 21, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)